OTHER EXPENSE (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Losses from associates and joint ventures	$ 44	$ 40
Other investment income	(42)	(39)
Total other expense	$ 2	$ 1